Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 546,527	$ 696,089	$ 226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,360	2,516
Trade receivables from sales of cobalt	3,975	6,642
Refundable deposit - 777 PMPA		8,000
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	546,527	696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,360	2,516
Trade receivables from sales of cobalt	3,975	6,642
Refundable deposit - 777 PMPA	8,717	8,073
Other accounts receivables	743	1,029
Maximum exposure to credit risk related to financial assets	$ 565,322	$ 714,349